Exhibit 99.1

World Omni Auto Receivables Trust 2018-A

Monthly Servicer Certificate

October 31, 2018

Dates Covered
Collections Period	10/01/18 - 10/31/18
Interest Accrual Period	10/15/18 - 11/14/18
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/18	775,351,392.54	37,855
Yield Supplement Overcollateralization Amount 09/30/18	41,231,378.85	0
Receivables Balance 09/30/18	816,582,771.39	37,855
Principal Payments	27,361,694.78	747
Defaulted Receivables	1,033,441.03	46
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/18	39,350,684.31	0
Pool Balance at 10/31/18	748,836,951.27	37,062

Pool Statistics	$ Amount	# of Accounts
Pool Factor	73.00%
Prepayment ABS Speed	1.48%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	4,582,773.28	216
Past Due 61-90 days	1,747,668.75	78
Past Due 91-120 days	245,530.39	14
Past Due 121+ days	0.00	0
Total	6,575,972.42	308

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.83%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.25%
Delinquency Trigger Occurred	NO

Recoveries	691,132.11
Aggregate Net Losses/(Gains) - October 2018	342,308.92
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.50%
Prior Net Losses Ratio	0.44%
Second Prior Net Losses Ratio	0.57%
Third Prior Net Losses Ratio	0.60%
Four Month Average	0.53%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.31%

Overcollateralization Target Amount	19,844,179.21
Actual Overcollateralization	19,844,179.21
Weighted Average APR	3.18%
Weighted Average APR, Yield Adjusted	5.50%
Weighted Average Remaining Term	55.62

Flow of Funds	$ Amount

Collections	30,263,853.95
Investment Earnings on Cash Accounts	48,907.35
Servicing Fee	(680,485.64)
Transfer to Collection Account	0.00
Available Funds	29,632,275.66

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,446,938.19
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	5,967,629.37
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	19,844,179.21
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	2,299,882.06

Total Distributions of Available Funds	29,632,275.66

Servicing Fee	680,485.64
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 10/15/18	754,804,580.64
Principal Paid	25,811,808.58
Note Balance @ 11/15/18	728,992,772.06

Class A-1
Note Balance @ 10/15/18	0.00
Principal Paid	0.00
Note Balance @ 11/15/18	0.00
Note Factor @ 11/15/18	0.0000000%

Class A-2
Note Balance @ 10/15/18	301,124,580.64
Principal Paid	25,811,808.58
Note Balance @ 11/15/18	275,312,772.06
Note Factor @ 11/15/18	80.9743447%

Class A-3
Note Balance @ 10/15/18	340,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/18	340,000,000.00
Note Factor @ 11/15/18	100.0000000%

Class A-4
Note Balance @ 10/15/18	83,100,000.00
Principal Paid	0.00
Note Balance @ 11/15/18	83,100,000.00
Note Factor @ 11/15/18	100.0000000%

Class B
Note Balance @ 10/15/18	30,580,000.00
Principal Paid	0.00
Note Balance @ 11/15/18	30,580,000.00
Note Factor @ 11/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,520,585.02
Total Principal Paid	25,811,808.58
Total Paid	27,332,393.60

Class A-1
Coupon	1.75000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.19000%
Interest Paid	549,552.36
Principal Paid	25,811,808.58
Total Paid to A-2 Holders	26,361,360.94

Class A-3
Coupon	2.50000%
Interest Paid	708,333.33
Principal Paid	0.00
Total Paid to A-3 Holders	708,333.33

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.5180347
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.7685175
Total Distribution Amount	27.2865522

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	1.6163305
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	75.9170841
Total A-2 Distribution Amount	77.5334146

A-3 Interest Distribution Amount	2.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.0833333

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	231.20
Noteholders' Principal Distributable Amount	768.80

Account Balances	$ Amount

Reserve Account
Balance as of 10/15/18	2,548,816.60
Investment Earnings	4,468.53
Investment Earnings Paid	(4,468.53)
Deposit/(Withdrawal)	-
Balance as of 11/15/18	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60